UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     Richard Spector     New York, NY/USA     February 2, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $223,298 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108     5783   187345 SH       Sole                   187345        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     3441    42802 SH       Sole                    42802        0        0
AMERICAN TOWER CORP            CL A             029912201    14746   395543 SH       Sole                   395543        0        0
BALL CORP                      COM              058498106    15935   365482 SH       Sole                   365482        0        0
BOYD GAMING CORP               COM              103304101     4362    96263 SH       Sole                    96263        0        0
CARROLS RESTAURANT GROUP INC   COM              14574X104     3387   238827 SH       Sole                   238827        0        0
CIGNA CORP                     COM              125509109     8633    65612 SH       Sole                    65612        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     8272   182884 SH       Sole                   182884        0        0
CROWN CASTLE INTL CORP         COM              228227104     9278   287234 SH       Sole                   287234        0        0
DOMINOS PIZZA INC              COM              25754A201     7358   262800 SH       Sole                   262800        0        0
ENSCO INTL INC                 COM              26874Q100     6595   131748 SH       Sole                   131748        0        0
EQUINIX INC                    COM NEW          29444U502     7428    98228 SH       Sole                    98228        0        0
EXPRESS SCRIPTS INC            COM              302182100     1830    25554 SH       Sole                    25554        0        0
FRANKLIN RES INC               COM              354613101     8063    73187 SH       Sole                    73187        0        0
GENESIS HEALTHCARE CORP        COM              37184D101     1472    31171 SH       Sole                    31171        0        0
GRANT PRIDECO INC              COM              38821G101     6195   155774 SH       Sole                   155774        0        0
GREENHILL & CO INC             COM              395259104     4262    57749 SH       Sole                    57749        0        0
HEALTH NET INC                 COM              42222G108     7029   144450 SH       Sole                   144450        0        0
HUMANA INC                     COM              444859102    16572   299626 SH       Sole                   299626        0        0
LAZARD LTD                     SHS A            G54050102     5346   112920 SH       Sole                   112920        0        0
LIMITED BRANDS INC             COM              532716107     5767   199289 SH       Sole                   199289        0        0
MCDONALDS CORP                 COM              580135101    16521   372672 SH       Sole                   372672        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     5002    93603 SH       Sole                    93603        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     1827   596913 SH       Sole                   596913        0        0
PENN NATL GAMING INC           COM              707569109     3905    93837 SH       Sole                    93837        0        0
PETSMART INC                   COM              716768106     4009   138916 SH       Sole                   138916        0        0
PROTECTIVE LIFE CORP           COM              743674103     8277   174246 SH       Sole                   174246        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     6097   221721 SH       Sole                   221721        0        0
SCHLUMBERGER LTD               COM              806857108     7618   120609 SH       Sole                   120609        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100     6748   121734 SH       Sole                   121734        0        0
WADDELL & REED FINL INC        CL A             930059100    11540   421766 SH       Sole                   421766        0        0